Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	1-11288
Entity Registrant Name	ENERPAC TOOL GROUP CORP.
Entity Central Index Key	0000006955
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-0168610
Entity Address, Address Line One	648 N PLANKINTON AVE, 4TH FLOOR
Entity Address, City or Town	MILWAUKEE
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	262
Local Phone Number	293-1500
Title of 12(b) Security	Class A Common Stock, par value $0.20 per share
Trading Symbol	EPAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false